Bitwise Crypto Industry Innovators ETF

Schedule of Investments

December 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.0%

Consumer Discretionary — 3.4%
Rakuten Group	206,900	$2,073,402
Tesla*	2,065	2,182,251

		4,255,653

Financials — 36.2%
Bakkt Holdings *	482,793	4,108,569
Bitcoin Group *	6,718	310,937
CME Group, Cl A	9,309	2,126,734
Coinbase Global, Cl A *	52,628	13,281,728
Coinshares International *	47,731	432,296
DBS Group Holdings	91,449	2,215,424
Galaxy Digital Holdings *	323,272	5,796,707
Robinhood Markets, Cl A *	97,305	1,728,137
Signature Bank NY	6,859	2,218,681
Silvergate Capital, Cl A *	85,132	12,616,562

		44,835,775

Information Technology — 60.4%
Advanced Micro Devices *	14,560	2,095,184
Argo Blockchain*	2,441,000	3,233,463
Bit Digital *	307,825	1,871,576
BIT Mining ADR	368,825	2,264,586
Bitfarms*	856,302	4,325,066
Canaan ADR *	917,719	4,726,253
Greenidge Generation Holdings*	208,945	3,353,567
Hive Blockchain Technologies*	1,841,128	4,824,553
Hut 8 Mining *	674,455	5,302,092
Iris Energy	240,786	3,893,510
Marathon Digital Holdings *	151,076	4,964,357
MicroStrategy, Cl A *	22,154	12,062,631
Northern Data *	57,494	5,034,444
NVIDIA	6,831	2,009,065
PayPal Holdings *	11,400	2,149,812
Riot Blockchain*	219,650	4,904,785
Square, Cl A *	11,565	1,867,863
Voyager Digital *	481,811	6,022,876

		74,905,683

Total Common Stock (Cost $132,519,287)		123,997,111

Total Investments - 100.0% (Cost $132,519,287)		$123,997,111

Percentages are based on net assets of $124,036,497.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

BIT-QH-001-0200

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